Shareholders' equity (Details)	12 Months Ended
	Dec. 31, 2022 Vote shares	Dec. 31, 2021 shares
Shareholders' equity
Stock conversion ratio	1
Mr. Boris Jordan | Minimum
Shareholders' equity
Threshold ownership percent	5.00%
Multiple voting shares
Shareholders' equity
Common stock, shares issued	93,970,705
Common stock, shares outstanding	93,970,705
Number of votes per share | Vote	15
Outstanding shares as percent of total shares	13.10%	13.30%
Voting power as percent to total	69.30%	69.60%
Subordinate Voting Shares [Member]
Shareholders' equity
Common stock, shares issued	623,520,125	614,369,729
Common stock, shares outstanding	623,520,125	614,369,729
Number of votes per share | Vote	1